Share capital (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital

Issued share capital

	Number of shares	Issued capital	Share premium
		(INR)	(INR)
As at April 1, 2023	373,037,667	4,808	154,136
Shares issued during the year	280,940	0	17
Shares bought back, held as treasury stock*	(10,688,015)	(0)	—
As at March 31, 2024	362,630,592	4,808	154,153
Shares issued during the year	138,553	0	51
As at March 31, 2025	362,769,145	4,808	154,204
Shares issued during the year	1,633,546	0	1,161
Shares forfeited during the year	(1)	(0)	-
As at March 31, 2026 (INR)	364,402,690	4,808	155,365
As at March 31, 2026 (USD)	364,402,690	51	1,656

*Capital Reduction and Share Repurchase Program